Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE

12.	EARNINGS PER SHARE

Potentially dilutive securities, issued by the Company, were comprised of the following:

	March 31, 2020	March 31, 2019
Stock purchase warrants	3,256,451	3,279,500
Convertible debt warrants	112,500	363,750
Options	2,109,170	1,775,500
Total	5,478,121	5,418,750

The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computation for the three months ended March 31, 2020 and 2019. Potentially dilutive securities were not included in the computation of diluted loss per share for the three months ended March 31, 2020, because to do so would have been anti-dilutive. Therefore, basic loss per share is the same as diluted loss per share.

	Three months ended
	March 31, 2020	March 31, 2019
Net income (loss)	$(2,093,518)	$229,421
Weighted average shares outstanding, basic	37,823,304	28,437,132
Effect of dilutive common stock equivalents	-	5,418,750
Adjusted weighted average shares outstanding, dilutive	37,823,304	33,855,882
Basic income (loss) per shares	$(.055)	$.01
Dilutive income (loss) per share	$(.055)	$.01

12.	EARNINGS PER SHARE

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding. Diluted net income (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding plus the number of common shares that would be issued assuming exercise or conversion of all potentially dilutive common shares. Potentially dilutive securities are excluded from the calculation when their effect would be antidilutive. For the year ended December 31, 2018 all potentially dilutive securities have been excluded from the diluted share calculations as they were anti-dilutive as a result of the net loss incurred. Accordingly, basic shares equal diluted shares for the year ended December 31, 2018.

Potentially dilutive securities were comprised of the following:

	December 31, 2019	December 31, 2018
Warrants	3,697,519	3,279,500
Convertible debt warrants	131,250	536,250
Options	2,516,333	1,815,500
Total	6,345,102	5,631,250

The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computation for the years ended December 31, 2019 and 2018.

	December 31, 2019	December 31, 2018
Net income (loss)	$1,878,804	$(5,073,755)
Weighted average shares outstanding, basic	32,883,594	23,492,650
Effect of dilutive common stock equivalents	6,345,102	-
Adjusted weighted average shares outstanding, dilutive	39,228,696	23,492,650
Basic net income (loss) per share	$.06	$(.22)
Dilutive net income (loss) per share	$.05	$(.22)